Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Accrued Expenses And Other Current Liabilities Abstract
Schedule of accrued expenses and other current liabilities
	September 30, 2022	September 30, 2021
Deferred government subsidies	$999,685	$1,185,945
Current portion of long-term payable	165,144	876,580
Notes payable	150,973	-
Taxes payable	250,718	-
Other payables and accruals	383,602	569,845
Total	$1,950,122	$2,632,370